Fair Value Measurements (Q2)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements	FAIR VALUE MEASUREMENTS
Accounting standards define fair value based on an exit price model, establish a framework for measuring fair value for assets and liabilities required to be carried at fair value and provide for certain disclosures related to the valuation methods used within the valuation hierarchy as established within the accounting standards. This hierarchy prioritizes the inputs into three broad levels as follows.
•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.
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Level 2 inputs are quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in markets that are not active, or other observable characteristics for the asset or liability, including interest rates, yield curves and credit risks, or inputs that are derived principally from, or corroborated by, observable market data through correlation.

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Level 3 inputs are unobservable inputs based on the Company’s assumptions. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A summary of financial liabilities that are measured at fair value on a recurring basis were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2023
Deferred compensation liabilities	$23	$—	$—	$23
December 31, 2022
Deferred compensation liabilities	$22	$—	$—	$22
Certain management employees participate in our nonqualified deferred compensation programs, which permits such employees to defer a portion of their compensation, on a pretax basis, until after their termination of employment. All amounts deferred under such plans are unfunded, unsecured obligations and are presented as a component of the compensation and benefits accrual included in other long-term liabilities in the accompanying Consolidated and Combined Balance Sheets. Participants may choose among alternative earning rates for the amounts they defer, which are primarily based on investment options within our defined contribution plans for the benefit of U.S. employees (“401(k) Programs”) (except that the earnings rates for amounts contributed unilaterally by the Company are entirely based on changes in the value of the Company’s common stock). Changes in the deferred compensation liability under these programs are recognized based on changes in the fair value of the participants’ accounts, which are based on the applicable earnings rates.
Prior to the Separation, certain management employees of the Company participated in Danaher's nonqualified deferred compensation programs with similar terms except that earnings rates for amounts contributed unilaterally by Former Parent were entirely based on changes in the value of Danaher's common stock.
In connection with the Separation, Veralto established a deferred compensation program which was designed to replicate Danaher’s. Accounts in Danaher’s deferred compensation programs held by Veralto employees at the time of the Separation were converted into accounts in the Veralto deferred compensation program based on the “concentration method” designed to maintain the economic value before and after the Separation date using the relative fair market value of the Danaher and Veralto common stock as of the date of the Separation. Prior to the Separation, the entire value of the Veralto employees’ deferred compensation program accounts in Danaher’s deferred compensation programs was recorded in other long-term liabilities. Upon conversion of these accounts to the Veralto deferred compensation program, $20 million of deferred compensation liabilities were reclassified from other long-term liabilities to additional paid-in capital, representing the value of the deferred compensation that will ultimately be settled in Veralto common stock.
Fair Value of Financial Instruments
The carrying amounts and fair values of the Company’s other financial instruments as of December 31 were as follows ($ in millions):

	2023		2022
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt	$2,629	$2,710	$—	$—
As of December 31, 2023, short and long-term borrowings were categorized as Level 1. The fair value of long-term borrowings was based on quoted market prices. The difference between the fair value and the carrying amounts of long-term borrowings is attributable to changes in market interest rates and/or the Company’s credit ratings subsequent to the incurrence of the borrowing. The fair values of borrowings with original maturities of one year or less, as well as cash and cash equivalents, trade accounts receivable, net and trade accounts payable generally approximate their carrying amounts due to the short-term maturities of these instruments.
Refer to Note 14 for information related to the fair value of the Company sponsored defined benefit pension plan assets.